Statutory Information (Tables)	12 Months Ended
Dec. 31, 2023
Statutory Information [Abstract]
Statutory Capital and Surplus for the Group’s Principal Operating Subsidiaries	The actual statutory capital and surplus for the Group’s principal operating subsidiaries at December 31, 2023 and 2022 is summarized as follows:
	Year Ended December 31,
	2023	2022
	USD ’000	USD ’000
Actual statutory capital and surplus
Bermuda	548,714	413,790
United Kingdom	165,657	89,127
Labuan branch	33,321	29,373
Malta	22,732	8,239
	Year Ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Statutory net income (loss)
Bermuda	144,063	78,493	41,827
United Kingdom	27,147	11,077	8,631
Labuan branch	5,000	1,853	2,279
Malta	1,256	(579)	(835)